Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 2,917,322	$ 414,134	$ 442,829	$ 104,921	$ 3,879,206
CHILE | The General Treasury of the Republic [Member]
Total	46,539	29,348	17,693		93,580
CHILE | Municipality of Calama [Member]
Total			550		550
INDONESIA | Directorate General of Taxes [Member]
Total	1,804,540				1,804,540
INDONESIA | Directorate General of Mineral and Coal [Member]
Total	183,841	334,855			518,696
INDONESIA | Directorate General of Customs and Excise [Member]
Total			375,213		375,213
INDONESIA | Regional General Treasury of Mimika Regency [Member]
Total	107,794		2,084		109,878
INDONESIA | Central Papua Province [Member]
Total				96,266	96,266
INDONESIA | Regional General Treasury of Central Papua Province [Member]
Total	88,670				88,670
INDONESIA | Regional General Treasury of Deyai Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Dogiyai Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Intan Jaya Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Nabire Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Paniai Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Puncak Jaya Regency [Member]
Total	13,129				13,129
INDONESIA | Regional General Treasury of Puncak Regency [Member]
Total	13,129				13,129
INDONESIA | Directorate General of Forestry Planning and Environmental Management [Member]
Total			1,882		1,882
INDONESIA | Directorate General of Manpower Placement Development and Expansion of Employment Opportunities [Member]
Total			512		512
PERU | National Superintendence of Customs and Tax Administration [Member]
Total	593,709	47,394	22,601		663,704
PERU | Ministry of Energy and Mines [Member]
Total			4,484	$ 8,655	13,139
PERU | Supervisory Agency of Investment in Energy and Mining [Member]
Total			5,402		5,402
PERU | Agency of Environmental Evaluation and Auditing [Member]
Total			3,108		3,108
PERU | Ministry of Transport and Communications [Member]
Total			340		340
PERU | Municipality of Arequipa [Member]
Total	$ 326				326
PERU | Geological Mining Institute [Member]
Total			103		103
UNITED STATES | U.S. Department of the Interior [Member]
Total		$ 2,537	$ 8,857		$ 11,394